Business combination - Hangzbou Pengai (Details) - CNY (¥)			12 Months Ended
	May 28, 2018	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2020
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents						¥ 1,198,000
Intangible assets						14,000,000
Inventories						452,000
Property, plant and equipment						17,823,000
Trade payables and other payables						(2,717,000)
Deferred income tax liabilities						(3,337,000)
Net identifiable assets acquired						9,961,000
Add: goodwill (Note 14)						29,186,000
Net assets acquired						39,147,000
Cash flows from investing activities
Cash and cash equivalents						¥ 1,198,000
Net outflow of cash and cash equivalents included in cash flows from investing activities			¥ (69,951,000)	¥ (28,880,000)	¥ (2,978,000)
Hangzhou Pengai
Business combination
Percentage of share capital acquired	49.00%
Cash consideration	¥ 6,000,000
Proportion of equity interest held (as a percent)	100.00%
Total consideration
Fair value of the previously held equity interest at the acquisition date	¥ 6,245,000
Cash consideration	6,000,000
Total purchase consideration	12,245,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	2,022,000
Intangible assets	1,175,000
Inventories	188,000
Property, plant and equipment	6,365,000
Trade payables and other payables	(5,779,000)
Deferred income tax liabilities	(283,000)
Net identifiable assets acquired	7,758,000
Add: goodwill (Note 14)	4,487,000
Net assets acquired	12,245,000
Cash flows from investing activities
Cash consideration	(6,000,000)
Cash and cash equivalents	2,022,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978,000)
Consideration payable related to acquisition					¥ 1,000,000
Revenue since acquisition	9,613,000
Net profit (loss) since acquisition	¥ (298,000)
Pro forma revenue		¥ 765,406,000
Pro forma profit/(loss) after tax		¥ (312,224,000)